RELATED PARTY TRANSACTIONS (Details Narrative)																							1 Months Ended		6 Months Ended			12 Months Ended
	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 AUD ($)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	Jul. 13, 2020 AUD ($)	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	May 31, 2021	May 31, 2019 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Dec. 31, 2022 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Due to related parties | $																									$ 50,357			$ 51,171		$ 55,500
Due to related parties | $																									30,257			30,746		33,347
Payments for rent | $																									13,879		$ 14,286	28,366		$ 28,112
Bonus payable																									$ 26,620	$ 41,387		$ 99,691	$ 144,166
Exercise price | $ / shares
Granted exercise price | $ / shares
Accrued salaries																									$ 46,265			$ 37,341		$ 101,250						$ 69,000	$ 54,000	$ 135,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party																															$ 221,890	$ 136,606	$ 202,620	$ 64,377	$ 90,000
Bonus payable amount																																		137,120	200,000
Remaining bonus amount																									$ 95,227	$ 139,937		125,386	181,324					$ 178,256	$ 260,000
Bonus payable																														166,418	$ 422,610	$ 280,726	$ 407,380
Restricted stock shares of common stock																								78
Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent																	$ 2,176	$ 3,000
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																					Feb. 25, 2019	Feb. 25, 2019
Base salary per month | $																						$ 25,000
Annual salary	$ 414,900	$ 600,000																			$ 205,680	$ 300,000						$ 205,680	$ 300,000
Percentage of pension of monthly salary																									9.50%	9.50%		9.50%	9.50%
Percentage of bonus of annual base salary																									200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary			$ 414,900	$ 600,000									$ 274,240	$ 400,000
Percentage of bonus of annual base salary																					200.00%	200.00%			100.00%	100.00%		200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary			$ 276,600	$ 400,000									$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable | $																														$ 316,957
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares											39	39													39	39
Employment Agreement [Member] | Initial Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock											39	39																39	39
Employment Agreement [Member] | Additional Nathanielsz RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable																									39	39		39	39
Employment Agreement [Member] | Additiona Nathanielsz R S Us [Member]
Related Party Transaction [Line Items]
Grand date fair value, per share | $ / shares											$ 7.80
Gross proceeds from equity financing | $											$ 4,000,000
Services Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable																												20	20	20	20
Number of restricted stock unit vested, shares																									20	20
Services Agreement [Member] | Initial Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock											20	20
Services Agreement [Member] | Additional Kenyon RSUs [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock											20	20
Gross proceeds from equity financing | $											$ 4,000,000
Number of restricted stock unit vested, shares											5	5
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Operating lease, description																							Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessor, Operating lease, term of contract							3 years	3 years									5 years																						5 years
Operating leases rent expense, minimum rentals							$ 2,176	$ 3,000									$ 28,325	39,600
Goods and service tax																	2,575	$ 3,600
Payments for rent																												$ 84,452	$ 122,129	$ 64,597	$ 86,129
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessor, Operating lease, term of contract							3 years	3 years
Payments for rent							$ 2,176	$ 3,000
Former Director [Member]
Related Party Transaction [Line Items]
Due to related parties | $																									$ 50,357			51,171		55,500
Due to related parties | $																												30,746		33,347
Loans from related party | $																									30,257			30,746
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due																	$ 141,629																						$ 198,000
Operating leases, future minimum payments due																									$ 95,358			84,452								$ 140,129	$ 122,129
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary															$ 80,904	$ 120,000
Payments form related party																												$ 5,577	$ 7,689	$ 34,476	$ 46,135
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																			$ 3,205	$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation					$ 96,810	$ 140,000			$ 177,840	$ 240,000	$ 315,376	$ 460,000
Debt conversion, converted instrument, shares issued									5,928,000
Mr. Nathanielsz [Member] | Board of Directors [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Officers compensation					$ 96,810	$ 140,000
Mr. Nathanielsz [Member] | Board of Directors [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Bonus granted percentage										60.00%
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary											$ 309,313	$ 400,000
Agreement term											3 years	3 years
Agreement renewal term											P1Y	P1Y
Option purchase shares											39	39
Exercise price | $ / shares											$ 4,675
Market price											110.00%	110.00%
Granted exercise price | $ / shares											$ 4,250
Options vested, description											The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz’s continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz’s continued employment with the Company through the applicable vesting date: (i) 7.80 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the “CTA”) for PRP, the Company’s lead product candidate (“PRP”), for a First-In-Human study for PRP (the “Study”) in an applicable jurisdiction to be selected by the Company, (ii) 7.80 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 7.80 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 7.80 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company’s Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 7.80 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study.	The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz’s continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz’s continued employment with the Company through the applicable vesting date: (i) 7.80 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the “CTA”) for PRP, the Company’s lead product candidate (“PRP”), for a First-In-Human study for PRP (the “Study”) in an applicable jurisdiction to be selected by the Company, (ii) 7.80 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 7.80 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 7.80 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company’s Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 7.80 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study.
Option term											10 years	10 years
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary											$ 41,580	$ 54,000
Agreement term											3 years	3 years
Agreement renewal term											P1Y	P1Y
Option purchase shares											20	20
Exercise price | $ / shares											$ 4,250
Market price											100.00%	100.00%
Options vested, description											The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon’s continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon’s continued employment with the Company through the applicable vesting date: (i) 5 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 5 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 5 of the Additional Kenyon RSUs shall vest upon the shares of the Company’s Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 5 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study.	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon’s continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon’s continued employment with the Company through the applicable vesting date: (i) 5 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 5 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 5 of the Additional Kenyon RSUs shall vest upon the shares of the Company’s Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 5 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study.
Option term											10 years	10 years
Dr. Kenyon [Member] | Cancellation Agreement [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, shares issued									3,420,000
Cancellation of accrued salary | $									$ 102,600
Dr Kenyon Member [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary | $												$ 54,000